Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income were as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax expense/(benefit)	5,166	(4,673)	(8,161)	(1,167)
Deferred income tax benefit	(6,093)	(13,670)	(23,636)	(3,380)
Total income tax expense/(benefit)	(927)	(18,343)	(31,797)	(4,547)

Summary of Reconciliations of the Income Tax Expense

The reconciliations of the income tax expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Income/(loss)before income tax expense	5,081	(16,731)
Income tax expense/(benefit)at statutory tax rate	1,270	(4,183)
International tax rate difference	(289)	2,984
Effect of preferential tax rates	(3,970)	(460)
Non-deductible entertainment expenses	454	339
Non-deductible stock compensation	(124)	—
Other non-deductible expense	—	452
Research and development expense super-deduction	(1,520)	(1,357)
Changes in valuation allowance	(1,355)	(12,576)
Effects of deregistered/disposed entities	—	7,255
Changes of uncertain tax position	1,789	(13,140)
Over-provisions of prior years	—	(2,250)
Interest expense	2,818	4,593
Income tax expense	(927)	(18,343)

	For the year ended
	December 31, 2025
	RMB	US$	Percent
Net income (loss) before income tax expense	(182,308)	(26,069)
Income tax at statutory tax rate	(45,749)	(6,542)	25.1%
International tax rate difference
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	5,640	807	-3.1%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	8	1	0.0%
Other foreign jurisdictions	(662)	(95)	0.4%
Effect of preferential tax rates	12,240	1,750	-6.7%
Changes in valuation allowance	16,306	2,332	-8.9%
Nontaxable or nondeductible items
Non-deductible expenses
Entertainment expenses	363	52	-0.2%
Stock compensation	(753)	(108)	0.4%
Others	665	95	-0.4%
Changes of uncertain tax position	(20,392)	(2,916)	11.2%
Other adjustments
Research and development expense super-deduction	(1,365)	(195)	0.7%
Effects of deregistered/disposed entities	(1,306)	(187)	0.7%
Reversal of income tax payable of deregistered/disposed entities	(76)	(11)	0.0%
Interest expense	3,283	470	-1.8%
Income tax expense	(31,797)	(4,547)	17.4%

Schedule of Deferred Taxes

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	21,953	55,463	7,931
Accrued expense and other current liabilities	5,095	9,848	1,408
Amortization and depreciation difference	4,201	4,201	601
Bad debt provision	2,357	6,047	865
Leasing liability	916	382	55
Prepaid rent	31	5	1
Less: valuation allowance	(2,239)	(20,797)	(2,974)
Total deferred tax assets, net of valuation allowance	32,314	55,148	7,887
Deferred tax liabilities:
Intangible assets	416	177	25
Right-of-use assets	947	387	55
Total deferred tax liabilities	1,363	564	80

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:
	As of December 31,
	2024	2024	2024
	RMB	RMB	US$
Balance at January 1	54,212	41,772	5,973
Increase	—	7,295	1,043
Decrease	(12,440)	(13,726)	(1,963)
Balance at December 31	41,772	35,341	5,053